Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 72.5%
Anadarko Petroleum Corp.	255,497	$18,027,868
Antero Resources Corp.(a)	122,163	675,561
Apache Corp.	212,231	6,148,332
Bonanza Creek Energy Inc.(a)	10,596	221,244
Cabot Oil & Gas Corp.	238,971	5,486,774
California Resources Corp.(a)(b)	27,551	542,204
Callon Petroleum Co.(a)(b)	128,671	847,942
Carrizo Oil & Gas Inc.(a)	48,569	486,661
Centennial Resource Development Inc./DE, Class A(a)	107,486	815,819
Chesapeake Energy Corp.(a)(b)	590,280	1,151,046
Cimarex Energy Co.	57,265	3,397,532
CNX Resources Corp.(a)	110,354	806,688
Concho Resources Inc.	108,764	11,222,270
ConocoPhillips	575,076	35,079,636
Continental Resources Inc./OK(a)(b)	48,920	2,059,043
Denbury Resources Inc.(a)	260,390	322,884
Devon Energy Corp.	234,406	6,685,259
Diamondback Energy Inc.	87,389	9,522,779
EOG Resources Inc.	295,291	27,509,310
EQT Corp.	144,250	2,280,593
Extraction Oil & Gas Inc.(a)(b)	60,679	262,740
Gulfport Energy Corp.(a)(b)	81,849	401,879
Hess Corp.	143,900	9,147,723
Jagged Peak Energy Inc.(a)	34,929	288,863
Kosmos Energy Ltd.	133,671	838,117
Laredo Petroleum Inc.(a)	86,807	251,740
Magnolia Oil & Gas Corp., Class A(a)(b)	48,389	560,345
Marathon Oil Corp.	461,764	6,561,666
Matador Resources Co.(a)	58,586	1,164,690
Murphy Oil Corp.	92,142	2,271,300
Noble Energy Inc.	269,991	6,047,798
Northern Oil and Gas Inc.(a)	122,991	237,373
Oasis Petroleum Inc.(a)	152,718	867,438
Parsley Energy Inc., Class A(a)	149,184	2,835,988
PDC Energy Inc.(a)	37,421	1,349,401
Penn Virginia Corp.(a)	7,590	232,861
Pioneer Natural Resources Co.	75,547	11,623,661
QEP Resources Inc.(a)	134,391	971,647
Range Resources Corp.(b)	117,685	821,441
SM Energy Co.	58,300	729,916
Southwestern Energy Co.(a)(b)	305,517	965,434
SRC Energy Inc.(a)	137,410	681,554
Talos Energy Inc.(a)(b)	12,230	294,132
Tellurian Inc.(a)(b)	53,297	418,381

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
W&T Offshore Inc.(a)	52,405	$259,929
Whiting Petroleum Corp.(a)	51,533	962,636
WPX Energy Inc.(a)(b)	224,092	2,579,299

		186,917,397

Oil & Gas Refining & Marketing — 22.1%
CVR Energy Inc.	16,459	822,785
Delek U.S. Holdings Inc.	39,919	1,617,518
HollyFrontier Corp.	88,695	4,104,805
Marathon Petroleum Corp.	227,300	12,701,524
Par Pacific Holdings Inc.(a)	17,064	350,153
PBF Energy Inc., Class A	67,663	2,117,852
Phillips 66	212,531	19,880,150
Valero Energy Corp.	162,896	13,945,527
World Fuel Services Corp.	37,967	1,365,293

		56,905,607

Oil & Gas Storage & Transportation — 5.3%
Cheniere Energy Inc.(a)	124,980	8,554,881
Targa Resources Corp.	131,247	5,152,758

		13,707,639

Total Common Stocks — 99.9% (Cost: $366,783,687)		257,530,643

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	6,056,005	6,059,033
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	385,357	385,357

		6,444,390

Total Short -Term Investments — 2.5% (Cost: $6,441,688)		6,444,390

Total Investments in Securities — 102.4% (Cost: $373,225,375)		263,975,033

Other Assets, Less Liabilities — (2.4)%		(6,127,740)

Net Assets — 100.0%		$257,847,293

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,895,332	(6,839,327)	6,056,005	$6,059,033	$10,335	(a)	$478	$362
BlackRock Cash Funds: Treasury, SL Agency Shares	311,415	73,942	385,357	385,357	1,889		—	—

				$6,444,390	$12,224		$478	$362

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$257,530,643	$—	$—	$257,530,643
Money Market Funds	6,444,390	—	—	6,444,390

	$263,975,033	$—	$—	$263,975,033

2